Loans Receivable - Nonaccrual Loans (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, gross	$ 171.6	$ 175.6	$ 196.5